Commitments And Contingent Liabilities (Schedule Of The Aggregate Amount Of Payments For Commitments Outstanding) (Detail) ¥ in Millions	Mar. 31, 2015 JPY (¥)
Commitments and Contingencies Disclosure [Line Items]
2016	¥ 690,651
2017	55,796
2018	38,176
2019	29,724
2020	4,775
Thereafter	5,507
Total	¥ 824,629